LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2022
LEASE OBLIGATIONS
LEASE OBLIGATIONS

12.   LEASE OBLIGATIONS

	Minimum lease payments
As at	December 31, 2022	December 31, 2021
Less than one year	$11,343	$12,292
Between one and five years	14,044	13,380
More than five years	5,806	15,983
	31,193	41,655
Less: future finance charges	(9,847)	(12,250)
Present value of minimum lease payments	21,346	29,405
Less: current portion	(9,416)	(10,523)
Non-current portion	$11,930	$18,882